Income Taxes (Schedule of Deferred Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Deferred tax assets, Allowance for loan losses	$ 1,787	$ 1,775
Deferred tax assets, Deferred compensation	797	766
Deferred tax assets, Core deposit intangible	141	278
Deferred tax assets, Prepaid expenses	55	90
Deferred tax assets, Pension liability	360	363
Deferred tax assets, Foreclosed real estate valuance allowance	17	20
Deferred tax assets, AMT tax credit carryforward	0	260
Deferred tax assets, Net operating loss carryforward	968	1,173
Deferred tax assets, Net unrealized loss on securities	0	1,477
Deferred tax assets, Other	122	95
Total Deferred Tax Assets	4,247	6,297
Deferred tax liabilities, Premises and equipment	598	223
Deferred tax liablities, Deferred loan fees	220	186
Deferred tax liabilities, Net unrealized gain on pension liability	221	143
Deferred tax liabilities, Purchase price adjustment	327	321
Deferred Tax Liabilities, Net unrealized gain on securities	94	0
Total Deferred Tax Liabilities	1,460	873
Net Deferred Tax Asset	$ 2,787	$ 5,424